SCHEDULE OF TEMPORARY DIFFERENCE OF DEFERRED INCOME TAX ASSETS AND LIABILITIES (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Deferred income tax assets
Operating lease liabilities	¥ 1,402,681	¥ 1,581,389
Net operating losses carried forward	202,382	202,547
Long term prepaid expenses	108,758
Inventories	96,262	88,739
Deferred listing expenses		84,835
Other current liabilities	39,092	33,763
Loss on valuation of shares of subsidiaries	33,737	32,390
Enterprise taxes payables	19,656	30,858
Other non-current liabilities	21,893	30,491
Allowance for credit losses	29,999	27,407
Property, plant and equipment		16,277
Finance lease liabilities	6,540	9,730
Stock-based compensation	5,642
Others	72,541	65,083
Subtotal	2,039,183	2,203,509
Less: valuation allowance	(141,329)	(137,041)
Total deferred income tax assets	1,897,854	2,066,468
Deferred income tax liabilities
Operating lease right-of-use assets	(1,372,248)	(1,523,570)
Capitalized interest	(63,404)	(51,574)
Others	(21,514)	(32,557)
Total deferred income tax liabilities	(1,457,166)	(1,607,701)
Deferred income tax assets, net	¥ 440,688	¥ 458,767